Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Jun. 30, 2025
Ordinary shares, shares par value (in Dollars per share)	[1]	$ 0.002	$ 0.002
Ordinary shares, shares authorized (in Shares)	[1]	25,000,000	25,000,000
Ordinary shares, shares issued (in Shares)	[1]		4,348,646
Ordinary shares, shares outstanding (in Shares)	[1]		4,348,646
Class A Ordinary Shares
Ordinary shares, shares par value (in Dollars per share)	[1]	$ 0.002	$ 0.002
Ordinary shares, shares authorized (in Shares)	[1]	20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)	[1]	1,251,873
Ordinary shares, shares outstanding (in Shares)	[1]	1,251,873
Class B Ordinary Shares
Ordinary shares, shares par value (in Dollars per share)	[1]	$ 0.002	$ 0.002
Ordinary shares, shares authorized (in Shares)	[1]	5,000,000	5,000,000
Ordinary shares, shares issued (in Shares)	[1]	3,500,000
Ordinary shares, shares outstanding (in Shares)	[1]	3,500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation by consolidating each 20 ordinary shares, and the redesignation of ordinary shares into Class A ordinary shares and Class B ordinary shares, effective on February 23, 2026.